Apr. 30, 2021
Principal Exchange-Traded Funds | Principal Investment Grade Corporate Active ETF
SUMMARY FOR PRINCIPAL INVESTMENT GRADE CORPORATE ACTIVE ETF
Principal Exchange-Traded Funds
Supplement dated April 30, 2021
to the Prospectus dated November 1, 2020
(as previously supplemented)
This supplement updates information currently in the Prospectus. Please retain this supplement for future reference.
Effective June 1, 2021, delete the Annual Fund Operating Expenses table and footnote, and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.19%
Other Expenses	—%
Total Annual Fund Operating Expenses (1)	0.19%

Effective June 1 ,2021, delete the Example section, and replace with the following:Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Principal Investment Grade Corporate Active ETF	$19	$61	$107	$243